UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund:  BlackRock Municipal Income Investment Trust (BBF)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Trust,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end:  07/31/2013

Date of reporting period:  10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.3%
Selma IDB, RB, International Paper Company Project, 5.38%, 12/01/35	$275	$301,249

Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Asset Backed, Series A, 5.00%, 6/01/46	330	279,619

Arizona — 0.5%
Arizona Board of Regents, Refunding RB, Arizona State University System, Series A, 5.00%, 6/01/42	500	573,760

California — 11.3%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,315	1,557,302
California Health Facilities Financing Authority, RB, Stanford Hospital and Clinics, Series A, 5.00%, 8/15/42	815	916,264
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	890	1,052,559
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	1,910	2,068,033
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,750	2,040,972
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,600	1,806,272
State of California, GO, Various Purpose, 6.00%, 3/01/33	1,275	1,580,949
University of California, Refunding RB, Series G, 5.00%, 5/15/37	1,000	1,165,730

		12,188,081

Colorado — 3.4%
City & County of Denver Colorado, Refunding ARB, Series B, 5.00%, 11/15/37	450	511,209
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,095	1,252,132
University of Colorado, Refunding RB, Enterprise System, Series A-2:
5.00%, 6/01/32	880	1,057,294
5.00%, 6/01/33	760	907,425

		3,728,060

Florida — 1.7%
City of Jacksonville Florida Sales Tax, Refunding RB, Better Jacksonville, Series A, 5.00%, 10/01/30	565	653,417

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Miami-Dade Florida, Refunding RB, Special Obligation, Sub-Series B, 5.00%, 10/01/31 (a)	$395	$444,980
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	955	734,834

		1,833,231

Georgia — 1.7%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	1,565	1,860,863

Illinois — 15.4%
Chicago Illinois Board of Education, GO:
5.00%, 12/01/42	1,410	1,532,106
Series A, 5.50%, 12/01/39	1,000	1,170,570
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	75	85,680
Chicago Transit Authority, RB, Sales Tax Receipts Revenue:
5.25%, 12/01/31	1,060	1,241,939
5.25%, 12/01/36	310	355,790
City of Chicago Illinois, ARB, O’Hare International Airport, Third Lien, Series C, 6.50%, 1/01/41	2,955	3,667,598
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	385	445,599
Cook County Forest Preserve District, GO, Series C, 5.00%, 12/15/32	285	327,952
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/32	135	155,346
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	1,000	1,200,250
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/30	1,600	2,016,272
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,900	2,233,621
Metropolitan Pier & Exposition Authority, Refunding RB, Mccormick Place Project, Series B, 5.00%, 12/15/28	1,010	1,186,013
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	690	805,837
6.00%, 6/01/28	195	231,504

		16,656,077

Indiana — 2.5%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,210	2,673,990

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2012	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kansas — 3.4%
Kansas Development Finance Authority, Refunding RB, Adventist Health System, Sunbelt Obligated Group:
5.50%, 11/15/29	$1,600	$1,873,120
5.00%, 11/15/32	1,525	1,765,401

		3,638,521

Kentucky — 1.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	660	785,400
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	500	620,755

		1,406,155

Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	715	834,219

Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	1,270	1,623,860

Massachusetts — 1.1%
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, 5.38%, 8/15/38	1,000	1,212,830

Michigan — 3.3%
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	915	1,086,855
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,000	1,156,580
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	995	1,283,053

		3,526,488

Mississippi — 1.6%
Mississippi Development Bank, Refunding RB, Jackson Mississippi Water & Sewer System, Series A, 5.00%, 9/01/30	1,495	1,743,768

Nevada — 3.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,600	1,884,368

Municipal Bonds	Par (000)	Value

Nevada (concluded)
County of Clark Nevada, RB, Airport System Subordinate Lien, Series B, 5.75%, 7/01/42	$1,825	$2,099,407

		3,983,775

New Jersey — 5.4%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,140	1,262,710
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	1,295	1,507,276
Series A, 5.50%, 6/15/41	1,000	1,169,610
Series B, 5.25%, 6/15/36	1,650	1,907,086

		5,846,682

New York — 6.4%
Hudson New York Yards Infrastructure Corp., Refunding RB, Series A, 5.75%, 2/15/47	1,000	1,180,680
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	605	702,768
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,922,977
New York State Dormitory Authority, RB, Series B, 5.00%, 3/15/42	1,000	1,148,220

		6,954,645

North Carolina — 1.4%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/32	1,335	1,557,131

Pennsylvania — 5.0%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	500	585,740
Pennsylvania Turnpike Commission, RB, Sub-Series A:
5.63%, 12/01/31	1,250	1,473,138
6.00%, 12/01/41	1,500	1,710,855
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Children’s Hospital of Philadelphia Project, Series D, 5.00%, 7/01/32	1,375	1,601,696

		5,371,429

Puerto Rico — 2.7%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,605	2,877,040

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2012	2

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

South Carolina — 0.7%
City of North Charleston South Carolina, RB, Public Facilities Corp. Installment Purchase, 5.00%, 6/01/35	$675	$765,632

Texas — 14.3%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 1/01/41	1,670	1,947,470
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	890	1,084,145
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	500	621,435
Katy ISD Texas, GO, Refunding, Unlimited Tax School Building, Series A (PSF-GTD), 5.00%, 2/15/42	560	655,637
Lamar Texas Consolidated ISD, GO, Refunding, School House, Series A, 5.00%, 2/15/45	750	872,107
Lower Colorado River Authority, Refunding RB:
5.50%, 5/15/19 (b)	5	6,362
5.50%, 5/15/19 (b)	80	101,396
5.50%, 5/15/19 (b)	5	6,316
5.50%, 5/15/33	1,910	2,186,702
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	1,000	1,190,980
North Texas Tollway Authority, Refunding RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,143,440
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,905	2,262,835
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,505	1,825,475
University of Texas System, Refunding RB, Financing System Series B, 5.00%, 8/15/43	1,355	1,601,000

		15,505,300

Virginia — 6.1%
Fairfax County IDA, RB, Inova Health System Project, Series A, 5.00%, 5/15/40	520	584,584
Norfolk Economic Development Authority, Refunding RB, Sentara Healthcare, Series B, 5.00%, 11/01/36	3,205	3,665,879
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,000	1,241,730

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Virginia Resources Authority, RB, Infrastructure, 5.00%, 11/01/42	$925	$1,080,326

		6,572,519

Wisconsin — 2.9%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D, 5.00%, 11/15/41	925	1,032,467
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc.:
Series A, 5.00%, 4/01/42	235	262,227
Series C, 5.25%, 4/01/39	1,675	1,862,449

		3,157,143

Total Municipal Bonds – 98.6%		106,672,067

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)

California — 18.8%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39 (d)	1,995	2,336,244
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	2,400	2,687,328
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (d)	2,630	3,176,672
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	3,898	4,923,093
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	400	453,036
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	4,214	4,939,855
University of California, RB, Series O, 5.75%, 5/15/34	1,500	1,801,460

		20,317,688

District of Columbia — 3.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (d)	1,395	1,749,288
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.50%, 10/01/39	1,799	2,098,589

		3,847,877

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2012	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value

Florida — 0.5%
County of Miami-Dade Florida, Refunding RB, Transit System, Sales Surtax, 5.00%, 7/01/42	$490	$552,818

Illinois — 4.0%
City of Chicago Illinois, Refunding RB, Second Lien Water Project, 5.00%, 11/01/42	760	863,370
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	2,800	3,487,120

		4,350,490

Massachusetts — 1.6%
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior, Series B, 5.00%, 10/15/41	1,490	1,731,380

Nevada — 5.1%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,500	3,069,225
Series B, 5.50%, 7/01/29	1,994	2,460,322

		5,529,547

New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (d)	1,094	1,309,062

New Jersey — 2.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	2,000	2,308,980

New York — 13.8%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,410	1,695,354
New York City Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 6/15/45	1,500	1,714,818
Series FF-2, 5.50%, 6/15/40	1,994	2,390,135
New York City Transitional Finance Authority, RB:
Building Aid Revenue, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,500	1,693,012
Second Sub-Series E-1, 5.00%, 2/01/42	860	991,037
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	2,205	2,535,561
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	1,300	1,532,687

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value

New York (concluded)
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	$2,000	$2,414,140

		14,966,744

Ohio — 1.6%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	1,560	1,729,447

Puerto Rico — 0.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax, Senior Series 2011 C, 5.25%, 8/01/40	880	965,950

Texas — 6.4%
City of San Antonio Texas, Refunding RB, Electric & Gas Systems, Series A, 5.25%, 2/01/31 (d)	2,025	2,434,285
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	2,750	3,273,160
Waco Educational Finance Corp., Refunding RB, Baylor University, 5.00%, 3/01/43	1,005	1,153,418

		6,860,863

Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	899	1,033,718

Washington — 1.5%
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	1,380	1,612,259

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 62.1%		67,116,823

Total Long-Term Investments (Cost – $153,033,089) – 160.7%		173,788,890

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2012	4

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.04% (e)(f)	745,936	$745,936

Total Short-Term Securities (Cost – $745,936) – 0.7%		745,936

Total Investments (Cost - $153,779,025*) – 161.4%		174,534,826
Other Assets Less Liabilities – 1.2%		1,281,812
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (31.0)%		(33,484,004)
VRDP Shares, at Liquidation Value – (31.6)%		(34,200,000)

Net Assets Applicable to Common Shares – 100.0%		$108,132,634

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$120,866,595

Gross unrealized appreciation	$20,980,036
Gross unrealized depreciation	(777,554)

Net unrealized appreciation	$20,202,482

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Inc.	$444,980	$1,497
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	All or a portion of security is subject to a recourse agreement which may require the Trust to pay the Liquidity Provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements is $5,653,992.
(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
FFI Institutional Tax-Exempt Fund	1,631,769	(885,833)	745,936	$48

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2012	5

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF)

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$173,788,890	–	$173,788,890
Short-Term Securities	$745,936	–	–	745,936
Total	$745,936	$173,788,890	–	$174,534,826
[1]	See above Schedule of Investments for values in each state or political sub-division.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	–	$(87,780)	–	$(87,780)
TOB trust certificate	–	(33,465,749)	–	(33,465,749)
VRDP Shares	–	(34,200,000)	–	(34,200,000)
Total	–	$(67,753,529)	–	$(67,753,529)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2012	6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date:	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date:	December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date:	December 21, 2012